Fair Value Measurements (Schedule of Carrying Values and Fair Values of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost investments, carrying amount	$ 156	$ 147
Cost investments, fair value	0	0
Insurance contracts in nonqualified pension trusts, carrying amount	66	69
Insurance contracts in nonqualified pension trusts, fair value	66	69
Long-term debt, including current installments of long-term debt, carrying amount	2,990	2,911
Long-term debt, including current installments of long-term debt, fair value	3,130	2,967
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost investments, fair value	0	0
Insurance contracts in nonqualified pension trusts, fair value	66	69
Long-term debt, including current installments of long-term debt, fair value	2,886	2,719
Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost investments, fair value	0	0
Insurance contracts in nonqualified pension trusts, fair value	0	0
Long-term debt, including current installments of long-term debt, fair value	$ 244	$ 248